Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communication Services - 2.9%
Spotify Technology SA (a)	256,312	$124,288,252

Consumer Discretionary - 10.1%
Airbnb, Inc. - Class A (a)	849,384	107,260,212
Amazon.com, Inc. (a)	1,598,489	332,917,304
		440,177,516

Financials - 15.7%
Ares Management Corp.	686,975	74,948,972
Arthur J Gallagher & Co.	445,236	96,429,213
Charles Schwab Corp.	1,149,733	108,051,907
KKR & Co., Inc.	1,127,542	104,297,635
Progressive Corp.	378,917	75,116,506
Visa, Inc. - Class A	747,919	226,051,039
		684,895,272

Health Care - 7.2%
Danaher Corp.	619,925	117,537,780
Intuitive Surgical, Inc. (a)	248,633	114,617,327
West Pharmaceutical Services, Inc.	325,965	81,699,867
		313,854,974

Industrials - 12.4%
Carrier Global Corp.	1,892,071	106,542,518
Cintas Corp.	434,837	73,548,330
Equifax, Inc.	513,601	92,484,132
GE Aerospace	303,838	86,220,109
Uber Technologies, Inc. (a)	1,358,537	97,719,567
Veralto Corp.	941,312	83,230,807
		539,745,463

Information Technology - 48.5%
Broadcom, Inc.	621,554	192,377,179
Cadence Design Systems, Inc. (a)	383,826	106,653,731
Datadog, Inc. - Class A (a)	798,762	94,293,854
Intuit, Inc.	311,703	134,774,143
Marvell Technology, Inc.	1,030,659	102,086,774
Microsoft Corp.	954,036	353,155,506
Monolithic Power Systems, Inc.	135,035	147,640,517
NVIDIA Corp.	2,377,696	414,670,182
Palo Alto Networks, Inc. (a)	322,139	51,645,324
Samsara, Inc. - Class A (a)	2,756,719	87,360,425
ServiceNow, Inc. (a)	405,201	42,363,765
Shopify, Inc. - Class A (a)	518,908	61,552,867
Snowflake, Inc. (a)	570,964	86,112,791
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	714,432	241,442,294
		2,116,129,352

Materials - 2.0%
Ecolab, Inc.	328,588	87,410,980
TOTAL COMMON STOCKS (Cost $2,770,660,704)		4,306,501,809

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds – 1.1% First American Government Obligations Fund - Class Z, 3.54% (b)	49,027,687	49,027,687
TOTAL SHORT-TERM INVESTMENTS (Cost $49,027,687)		49,027,687

TOTAL INVESTMENTS - 99.9% (Cost $2,819,688,391)		4,355,529,496
Other Assets in Excess of Liabilities - 0.1%		5,620,051
TOTAL NET ASSETS - 100.0%		$4,361,149,547

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Sustainable Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,306,501,809	$–	$–	$4,306,501,809
Money Market Funds	49,027,687	–	–	49,027,687
Total Investments	$4,355,529,496	$–	$–	$4,355,529,496

Refer to the Schedule of Investments for further disaggregation of investment categories.